LONG-TERM DEBT, NET - Redemption of 4.625% Notes (Details) - Senior Notes - 4.625% Senior Notes due June 1, 2028 (the “4.625% Senior Notes”); interest payable each June 1 and December 1	12 Months Ended
Dec. 31, 2020
Debt Instrument, Redemption, Period One
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	102.313%
Debt Instrument, Redemption, Period Two
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	101.156%
Debt Instrument, Redemption, Period Three
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	100.00%